Intangible assets other than goodwill (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Intangible Assets Other Than Goodwill [Line Items]
As of January	$ 77,032,480	$ 77,934,155
Additions	20,864,723	3,657,467
Additions for business combination	7,235,364
Disposals, intangible assets other than goodwill	(92,415)
Amortization of year	(3,038,956)	(3,046,409)
Others increase (decreased)	18,658,887
Changes	41,931,662	(901,675)
As of December	118,964,142	77,032,480
Trademarks
Disclosure Of Intangible Assets Other Than Goodwill [Line Items]
As of January	63,804,999	65,160,928
Additions	16,647,981	0
Additions for business combination	7,168,245
Disposals, intangible assets other than goodwill	0
Amortization of year	0	0
Others increase (decreased)	18,117,445
Changes	40,682,138	(1,355,929)
As of December	104,487,137	63,804,999
Software programs
Disclosure Of Intangible Assets Other Than Goodwill [Line Items]
As of January	10,824,733	10,292,591
Additions	3,431,842	3,498,499
Additions for business combination	67,119
Disposals, intangible assets other than goodwill	0
Amortization of year	(2,999,205)	(2,873,115)
Others increase (decreased)	323,268
Changes	446,708	532,142
As of December	11,271,441	10,824,733
Water rights
Disclosure Of Intangible Assets Other Than Goodwill [Line Items]
As of January	2,250,027	2,091,059
Additions	784,900	158,968
Additions for business combination	0
Disposals, intangible assets other than goodwill	(92,415)
Amortization of year	0	0
Others increase (decreased)	0
Changes	692,485	158,968
As of December	2,942,512	2,250,027
Distribution rights
Disclosure Of Intangible Assets Other Than Goodwill [Line Items]
As of January	152,721	389,577
Additions	0	0
Additions for business combination	0
Disposals, intangible assets other than goodwill	0
Amortization of year	(39,751)	(173,294)
Others increase (decreased)	218,174
Changes	110,331	(236,856)
As of December	263,052	152,721
Gross carrying amount [member]
Disclosure Of Intangible Assets Other Than Goodwill [Line Items]
As of January	98,214,077	96,379,769
Disposals, intangible assets other than goodwill		(103,901)
Increase (decrease) through net exchange differences, intangible assets other than goodwill	(1,459,981)	(1,719,258)
As of December	143,420,655	98,214,077
Gross carrying amount [member] | Trademarks
Disclosure Of Intangible Assets Other Than Goodwill [Line Items]
As of January	63,804,999	65,160,928
Disposals, intangible assets other than goodwill		(226)
Increase (decrease) through net exchange differences, intangible assets other than goodwill	(1,251,533)	(1,355,703)
As of December	104,487,137	63,804,999
Gross carrying amount [member] | Software programs
Disclosure Of Intangible Assets Other Than Goodwill [Line Items]
As of January	31,499,321	28,364,765
Disposals, intangible assets other than goodwill		(103,675)
Increase (decrease) through net exchange differences, intangible assets other than goodwill	(164,197)	(260,268)
As of December	35,157,353	31,499,321
Gross carrying amount [member] | Water rights
Disclosure Of Intangible Assets Other Than Goodwill [Line Items]
As of January	2,250,027	2,091,059
Disposals, intangible assets other than goodwill		0
Increase (decrease) through net exchange differences, intangible assets other than goodwill	0	0
As of December	2,942,512	2,250,027
Gross carrying amount [member] | Distribution rights
Disclosure Of Intangible Assets Other Than Goodwill [Line Items]
As of January	659,730	763,017
Disposals, intangible assets other than goodwill		0
Increase (decrease) through net exchange differences, intangible assets other than goodwill	(44,251)	(103,287)
As of December	833,653	659,730
Accumulated depreciation and amortisation [member]
Disclosure Of Intangible Assets Other Than Goodwill [Line Items]
As of January	(21,181,597)	(18,445,614)
Disposals, intangible assets other than goodwill		103,675
Increase (decrease) through net exchange differences, intangible assets other than goodwill	(235,960)	206,751
As of December	(24,456,513)	(21,181,597)
Accumulated depreciation and amortisation [member] | Trademarks
Disclosure Of Intangible Assets Other Than Goodwill [Line Items]
As of January	0	0
Disposals, intangible assets other than goodwill		0
Increase (decrease) through net exchange differences, intangible assets other than goodwill	0	0
As of December	0	0
Accumulated depreciation and amortisation [member] | Software programs
Disclosure Of Intangible Assets Other Than Goodwill [Line Items]
As of January	(20,674,588)	(18,072,174)
Disposals, intangible assets other than goodwill		103,675
Increase (decrease) through net exchange differences, intangible assets other than goodwill	(212,119)	167,026
As of December	(23,885,912)	(20,674,588)
Accumulated depreciation and amortisation [member] | Water rights
Disclosure Of Intangible Assets Other Than Goodwill [Line Items]
As of January	0	0
Disposals, intangible assets other than goodwill		0
Increase (decrease) through net exchange differences, intangible assets other than goodwill	0	0
As of December	0	0
Accumulated depreciation and amortisation [member] | Distribution rights
Disclosure Of Intangible Assets Other Than Goodwill [Line Items]
As of January	(507,009)	(373,440)
Disposals, intangible assets other than goodwill		0
Increase (decrease) through net exchange differences, intangible assets other than goodwill	(23,841)	39,725
As of December	$ (570,601)	$ (507,009)